Royalty, stream and working interests - Key assumptions and sensitivity analysis (Details) - Streams - Mine Waste Solutions	Dec. 31, 2020 USD ($)
Royalty, stream and working interests
Change in discount rate assumption for impairment analysis (as a percent)	5.00%
Gold prices discount rate (as a percent)	10.00%
Discount Rate increase (Percentage)	1.00%
Discount Rate decrease (Percentage)	1.00%
2021
Royalty, stream and working interests
Gold price (US$/ounce)	$ 1,910
2022
Royalty, stream and working interests
Gold price (US$/ounce)	1,886
2023
Royalty, stream and working interests
Gold price (US$/ounce)	1,831
2024
Royalty, stream and working interests
Gold price (US$/ounce)	$ 1,681